List of subsidiaries (Details) - item	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
List of subsidiaries
Number of legal entities	5
Percentage of revenue paid by publishers in form of license fees	97.00%
Flow Research S.L.
List of subsidiaries
Ownership Interest	100.00%	100.00%
Nexters Studio LLC
List of subsidiaries
Ownership Interest		100.00%
Nexters Online LLC
List of subsidiaries
Ownership Interest		100.00%
NHW Ltd [Member]
List of subsidiaries
Ownership Interest	100.00%	100.00%
Nexters Global Ltd
List of subsidiaries
Ownership Interest	100.00%	100.00%
SGBOOST Limited
List of subsidiaries
Ownership Interest	100.00%	100.00%
Game Positive LLC
List of subsidiaries
Ownership Interest		70.00%
Lightmap Ltd
List of subsidiaries
Ownership Interest	100.00%
Nexters Studio Armenia LLC
List of subsidiaries
Ownership Interest	100.00%
Nexters Studio Kazakhstan Ltd
List of subsidiaries
Ownership Interest	100.00%